UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21724

Nicholas-Applegate International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)           (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate International & Premium Strategy Fund

S e m i - A n n u a l   R e p o r t
A u g u s t   31 ,   2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-9

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Notes to Financial Statements	13-17

Financial Highlights	18

Nicholas-Applegate International & Premium Strategy Fund Letter to Shareholders

October 18, 2005

Dear Shareholder:

We are pleased to provide you with the initial financial report of the Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) for the period April 29, 2005 (commencement of operation) through August 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at (800) 331-1710. Furthermore, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Nicholas Applegate Capital Management LLC and PEA Capital LLC, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 1

Nicholas-Applegate International & Premium Strategy Fund Performance & Statistics
August 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NAI	Equity securities of companies	April 29, 2005
located outside the United
Objective:	States, writing (selling) call	Net Assets:
To seek total return comprised	options on equity indexes; may	$239.6 million
of current income, current	also purchase put options on
gains and long-term capital	such indexes in an attempt to	Portfolio Managers:
appreciation.	generate current gains from	Stacey R. Nutt
	option premiums.	David Vaughn
Greg Tournant

Total Return(1) :	Market Price	Net Asset Value (“NAV”)

Commencement of Operations (4/29/05) to 8/31/05	(2.94)%	6.77%

Market Price/NAV Performance: Commencement of Operations (4/29/05) to 8/31/05	Market Price/NAV:

	Market Price	$23.74

	NAV	$24.95

	Discount to NAV	(4.85)%

	Market Price Yield(2)	9.06%

	Allocation of Investments by Country (as a percentage of total investments before options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per common share at August 31, 2005.

2 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

COMMON STOCK—100.7%

	Australia—0.6%
	Metals & Mining—0.6%
96,600	BHP Billiton Ltd.	$1,507,959

	Austria—3.0%
	Building/Construction—0.1%
7,100	Wienerberger AG	292,614

	Metals & Mining—0.4%
13,200	Voestalpine AG	1,081,892

	Oil & Gas—2.5%
108,360	OMV AG	5,909,243

		7,283,749

	Belgium—3.8%
	Banking—3.5%
152,700	Fortis Group (Unit)	4,368,087
48,200	KBC Groep NV	4,004,318

		8,372,405

	Transportation—0.3%
19,547	Compagnie Maritime Belge S.A.	629,201

		9,001,606

	Finland—1.7%
	Metals & Mining—0.7%
77,600	Rautaruukki Oyj	1,564,451

	Telecommunications—1.0%
155,300	Nokia Oyj	2,448,693

		4,013,144

	France—12.5%
	Automotive—2.7%
22,500	Peugeot S.A.	1,403,429
56,200	Renault S.A.	4,994,350

		6,397,779

	Automotive Products—0.2%
6,400	Compagnie Generale des Etablissements Michelin	390,567

	Banking—1.3%
30,000	Societe Generale (a)	3,251,762

	Building/Construction—0.7%
6,300	Eiffage	596,407
12,900	Vinci S.A.	1,147,225

		1,743,632

	Computer Software—0.1%
300,400	Bull S.A. (b)	237,811

	Food & Beverage—2.0%
27,867	Pernod-Ricard S.A.	4,842,345

	Metal Fabricate/Hardware—1.2%
6,600	Vallourec S.A.	2,772,351

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 3

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

	France—(continued)
	Office Equipment—0.3%
9,000	Neopost S.A.	$833,923

	Oil & Gas—2.8%
25,339	Total S.A. (a)	6,681,588

	Pharmaceuticals—0.9%
26,200	Sanofi-Aventis	2,242,919

	Telecommunications—0.3%
21,000	France Telecom S.A.	634,711

		30,029,388

	Germany—5.5%
	Automotive Products—0.4%
10,500	Continental AG	834,349

	Banking—0.8%
12,900	Deutsche Bank AG	1,122,535
17,000	Hypo Real Estate Holding AG	837,315

		1,959,850

	Insurance—1.1%
72,100	Hannover Rueckversicherung AG	2,602,927

	Machinery—0.2%
9,700	Rheinmetall AG	579,060

	Metals & Mining—0.9%
59,600	Salzgitter AG	2,226,032

	Pharmaceuticals—1.2%
32,900	Celesio AG	2,877,226

	Telecommunications—0.3%
37,500	Deutsche Telekom AG	715,787

	Utilities—0.6%
22,000	RWE AG	1,477,387

		13,272,618

	Greece—1.2%
	Banking—1.2%
75,400	National Bank of Greece S.A.	2,816,926

	Hong Kong—0.7%
	Real Estate—0.3%
39,000	Hang Lung Properties Ltd.	61,097
237,000	Hopewell Holdings Ltd.	610,875

		671,972

	Transportation—0.4%
249,000	Orient Overseas International Ltd.	996,565

		1,668,537

	Ireland—0.3%
	Food & Beverage—0.3%
202,000	Fyffes plc	632,781

4 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

	Italy—3.5%
	Banking—3.2%
435,900	Banca Intesa SpA	$2,106,049
150,000	Banche Popolari Unite S.c.r.l.	3,063,284
413,000	Capitalia SpA	2,326,605

		7,495,938

	Oil & Gas—0.3%
32,400	ERG SpA.	749,286

		8,245,224

	Japan—27.6%
	Automotive—4.3%
116,900	Honda Motor Co. Ltd. (a)	6,283,103
491,000	Mazda Motor Corp.	1,943,816
52,500	Toyota Motor Corp. (a)	2,146,935

		10,373,854

	Automotive Products—1.4%
11,000	Bridgestone Corp.	217,900
206,000	NGK Spark Plug Co. Ltd.	2,865,095
79,000	Toyo Tire & Rubber Co. Ltd.	359,975

		3,442,970

	Banking—0.3%
54,000	Mitsui Trust Holdings, Inc.	608,153

	Electronics—2.9%
27,000	Horiba Ltd.	705,277
99,100	Ibiden Co. Ltd.	3,405,144
154,000	Nippon Electric Glass Co. Ltd.	2,763,544

		6,873,965

	Financial Services—0.2%
5,500	Sanyo Shinpan Finance Co. Ltd.	389,919

	Leisure—1.2%
159,000	Yamaha Motor Co. Ltd.	2,998,227

	Metals & Mining—6.4%
190,000	Daido Steel Co. Ltd.	960,834
150,000	Hitachi Metals Ltd.	1,169,593
123,700	JFE Holdings, Inc.	3,604,852
1,416,000	Nippon Steel Corp. (a)	4,157,534
245,000	Nisshin Steel Co. Ltd.	710,913
1,996,000	Sumitomo Metal Industries Ltd.	4,614,586

		15,218,312

	Office Equipment—1.9%
88,200	Canon, Inc. (a)	4,459,031

	Pharmaceuticals—0.4%
19,800	Takeda Pharmaceutical Co. Ltd.	1,072,281

	Semi-Conductors—1.5%
64,400	Tokyo Electron Ltd.	3,660,585

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 5

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

	Japan—(continued)
	Tobacco—2.3%
387	Japan Tobacco, Inc.	$5,605,040

	Transportation—2.9%
259,000	Kawasaki Kisen Kaisha Ltd.	1,708,345
371,000	Mitsui OSK Lines Ltd.	2,734,984
385,000	Nippon Yusen KK	2,439,299

		6,882,628

	Wholesale—1.9%
63,000	Itochu Corp.	379,369
155,000	Mitsubishi Corp.	2,562,156
147,000	Mitsui & Co. Ltd.	1,553,934

		4,495,459

		66,080,424

	Netherlands—1.4%
	Insurance—0.3%
20,600	ING Groep NV	600,964

	Oil & Gas—1.1%
81,000	Royal Dutch Shell plc, Class B	2,744,630

		3,345,594

	Singapore—0.9%
	Telecommunications—0.4%
741,000	Starhub Ltd.	869,674

	Transportation—0.5%
884,000	Cosco Corp. Singapore Ltd.	1,242,535

		2,112,209

	Spain—2.2%
	Banking—1.2%
165,600	Banco Bilbao Vizcaya Argentaria S.A.	2,761,800
14,700	Banco Santander Central Hispano S.A.	180,438

		2,942,238

	Oil & Gas—0.3%
23,700	Repsol YPF S.A.	702,342

	Telecommunications—0.7%
97,360	Telefonica S.A.	1,614,762

		5,259,342

	Sweden—7.7%
	Automotive—2.2%
123,700	Volvo AB, Class B	5,308,796

	Banking—0.7%
88,200	Skandinaviska Enskilda Banken AB, Class B	1,607,539

	Building/Construction—0.4%
58,500	NCC AB, Class B	1,025,049

	Healthcare & Hospitals—0.2%
11,400	Elekta AB, Class B (b)	515,442

6 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

	Sweden—(continued)
	Metals & Mining—1.1%
96,600	SSAB Svenskt Stal AB, Ser. A	$2,662,247

	Oil & Gas—0.9%
173,000	Lundin Petroleum AB (b)	2,134,994

	Telecommunications—2.2%
422,600	Telefonaktiebolaget LM Ericsson, Class B	1,474,084
749,800	TeliaSonera AB	3,739,852

		5,213,936

		18,468,003

	Switzerland—7.9%
	Banking—4.7%
138,000	Credit Suisse Group	6,012,765
65,700	UBS AG	5,386,901

		11,399,666

	Chemicals—0.9%
20,400	Syngenta AG (b)	2,173,316

	Food & Beverage—0.2%
1,806	Nestle S.A.	507,530

	Insurance—0.7%
10,600	Swiss Reinsurance Co.	684,521
5,814	Zurich Financial Services AG (b)	1,031,361

		1,715,882

	Manufacturing—0.4%
1,900	Sulzer AG	903,593

	Pharmaceuticals—1.0%
47,600	Novartis AG	2,313,451

		19,013,438

	United Kingdom—20.2%
	Aerospace—0.2%
83,400	Rolls-Royce Group plc (b)	508,556

	Banking—2.1%
44,300	Barclays plc	442,992
133,200	HBOS plc	2,093,325
84,000	Royal Bank of Scotland Group plc	2,460,920

		4,997,237

	Building/Construction—3.3%
240,400	Barratt Developments plc	3,064,587
171,500	Persimmon plc	2,568,800
15,400	Wilson Bowden plc (b)	317,576
274,500	Wimpey George plc (b)	2,033,979

		7,984,942

	Food & Beverage—0.2%
21,300	SABMiller plc	376,289

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 7

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Shares		Value

	United Kingdom—(continued)
	Insurance—1.4%
20,200	Aviva plc	$223,683
1,221,800	Old Mutual plc (b)	3,117,808

		3,341,491

	Metals & Mining—3.1%
314,500	BHP Billiton plc (a) (b)	4,693,611
78,600	Rio Tinto plc	2,790,843

		7,484,454

	Oil & Gas—1.2%
252,400	BP plc	2,883,035

	Pharmaceuticals—2.7%
48,100	AstraZeneca plc	2,207,151
173,200	GlaxoSmithKline plc	4,195,417

		6,402,568

	Retail—1.8%
293,300	Enterprise Inns plc	4,373,466

	Telecommunications—3.7%
3,250,500	Vodafone Group plc	8,893,372

	Tobacco—0.2%
20,000	Imperial Tobacco Group plc	555,930

	Utilities—0.1%
18,400	Scottish & Southern Energy plc	327,633

	Wholesale—0.2%
9,200	Inchcape plc	344,166

		48,473,139

	Total Common Stock (cost—$233,652,228)	241,224,081

REPURCHASE AGREEMENTS—1.6%

Principal
Amount
(000)

$3,909	State Street Bank & Trust Co.,
	dated 8/31/05, 3.15%, due 9/1/05, proceeds
	$3,909,342; collateralized by Fannie Mae, 4.25%,
	5/15/09 and Federal Home Loan Bank, 5.80%,
	9/2/08, valued at $3,989,845 with accrued
	interest (cost—$3,909,000)	3,909,000

	Total Investments before options written
	(cost—$237,561,228)—102.3%	245,133,081

8 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2005 (unaudited)	Investments

Contracts		Value

OPTIONS WRITTEN (b)—(1.2)%

	Call Options—(1.2)%
	CAC 40 Index, Over the Counter,
1,860	strike price $4,442, expires 10/28/05	$(150,000)
	DAX Index, Over the Counter,
1,756	strike price $4,757, expires 9/09/05	(209,974)
869	strike price $4,846, expires 9/09/05	(40,682)
855	strike price $4,899, expires 9/16/05	(29,317)
853	strike price $4,911, expires 9/16/05	(24,927)
859	strike price $4,914, expires 9/16/05	(24,125)
	Dow Jones € STOXX Index,
1,261	strike price $3,294, expires 10/21/05	(85,999)
2,518	strike price $3,299, expires 10/28/05	(149,381)
1,256	strike price $3,330, expires 9/16/05	(18,896)
1,228	strike price $3,340, expires 9/30/05	(31,459)
1,239	strike price $3,361, expires 9/23/05	(16,195)
972	strike price $3,382, expires 10/07/05	(52,264)
	FTSE Index, Over the Counter,
554	strike price $5,229, expires 9/09/05	(81,801)
539	strike price $5,300, expires 9/09/05	(29,448)
	NIKKEI Index, Over the Counter,
47,021	strike price $11,869, expires 9/16/05	(239,647)
95,879	strike price $11,883, expires 9/09/05	(470,367)
47,445	strike price $11,908, expires 9/16/05	(226,591)
95,431	strike price $11,939, expires 9/16/05	(431,963)
47,525	strike price $11,958, expires 9/30/05	(208,105)
46,923	strike price $12,105, expires 9/22/05	(157,192)
89,621	strike price $12,616, expires 10/21/05	(139,002)
	OMX Stockholm 30 Index, Over the Counter,
45,015	strike price $855, expires 10/21/05	(73,501)
32,364	strike price $859, expires 9/09/05	(19,894)
	Swiss Market Index, Over the Counter,
1,001	strike price $6,496, expires 9/09/05	(42,574)
1,001	strike price $6,534, expires 9/09/05	(26,940)

	Total Options Written (premiums received—$2,033,728)	(2,980,244)

	Total Investments, net of options written
	(cost—$235,527,500)—101.1%	242,152,837

	Liabilities in excess of other assets—(1.1)%	(2,570,464)

	Net Assets—100.0%	$239,582,373

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.

Glossary:
Unit — More than one class of securities traded together.

See accompanying Notes to Financial Statements | 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 9

Nicholas-Applegate International & Premium Strategy Fund	Statement of Assets
August 31, 2005 (unaudited)	and Liabilities

Assets:
Investments, at value (cost—$237,561,228)	$245,133,081

Cash (including foreign currency of $63,358 with a cost of $63,324)	63,977

Receivable for premiums on options written	634,148

Dividend and Interest receivable	340,472

Tax Reclaim receivable	94,274

Prepaid expenses	14,862

Total Assets	246,280,814

Liabilities:
Options written, at value (premiums received—$2,033,728)	2,980,244

Dividends payable to shareholders	1,981,942

Payable for premiums on options written	1,391,784

Investment management fees payable	200,970

Accrued expenses	143,501

Total Liabilities	6,698,441

Net Assets	$239,582,373

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share, applicable to 9,604,189 shares issued and outstanding)	$96

Paid-in-capital in excess of par	228,819,916

Net realized gain on investments	4,138,865

Net unrealized appreciation of investments, options written and foreign currency transactions	6,623,496

Net Assets	$239,582,373

Net Asset Value Per Share	$24.95

10 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Statement of
For the period April 29, 2005* through August 31, 2005 (unaudited)	Operations

Investment Income:
Dividends (net of foreign withholding taxes of $245,404)	$2,187,483

Interest	157,470

Total Investment Income	2,344,953

Expenses:
Investment management fees	771,438

Custodian and accounting agent fees	84,175

Audit and tax services	25,957

Reports and notices to shareholders	19,425

Transfer agent fees	11,237

New York Stock Exchange listing fees	6,827

Trustees’ fees and expenses	6,265

Legal fees	3,141

Investor relations	1,883

Insurance expense	337

Miscellaneous	952

Total expenses	931,637

Net Investment Income	1,413,316

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,827,727

Options written	(7,642,472)

Foreign currency transactions	(297,454)

Net unrealized appreciation (depreciation) of:

Investments	7,571,853

Options written	(946,516)

Foreign currency transactions	(1,841)

Net realized and unrealized gain on investments, options written
and foreign currency transactions	14,511,297

Net Increase in Net Assets Resulting from Investment Operations	$15,924,613

* Commencement of operations

See accompanying Notes to Financial Statements | 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 11

Nicholas-Applegate International & Premium Strategy Fund	Statement of
Changes in Net
For the period April 29, 2005* through August 31, 2005 (unaudited)	Assets

Investment Operations:
Net investment income	$1,413,316

Net realized gain on investments, options written and foreign currency transactions	7,887,801

Net unrealized appreciation of investments, options written and foreign currency transactions	6,623,496

Net increase in net assets resulting from investment operations	15,924,613

Dividends and Distributions to Shareholders from:
Net investment income	(1,413,316)

Net realized gains	(3,748,936)

Total dividends and distributions to shareholders	(5,162,252)

Capital Share Transactions:
Net proceeds from the sale of common stock	229,200,000

Offering costs charged to paid-in capital in excess of par	(480,000)

Net increase from capital transactions	228,720,000

Total increase in net assets	239,482,361

Net Assets:
Beginning of period	100,012

End of period	$239,582,373

Shares Issued:	9,600,000

* Commencement of operations

12 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2005 (unaudited)	Statements

1. Organization and Significant Accounting Policies

Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on February 24, 2005. Prior to commencing operations on April 29, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America, L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 9,000,000 shares of common stock in its initial public offering. An additional 600,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued as $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $480,000 (representing $0.05 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. The Fund will pursue its investment objectives by investing in a diversified portfolio of equity securities located outside the United States. The Fund will also employ a strategy of writing (selling) call options on equity indexes and may also purchase put options on such indexes in an attempt to generate current gains from options premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which such securities market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service, dealer quotations (such in the case for the Fund’s investments in over-the-counter written call options), or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”).

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 13

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2005 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and from gains from index option premiums and the sale of portfolio securities. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation
The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Option Transactions
The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate current gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. These liabilities are reflected as options written on the Statement of Assets and Liabilities.

The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written call option.

The Fund may also purchase put options on equity indexes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Purchased options are accounted for in the same

14 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2005 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

manner as portfolio securities. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

(g) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(h) Concentration of Risk
The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

2. Investment Manager/Sub-Advisers
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any preferred shares other forms of leverage that maybe outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliates, Nicholas-Applegate Capital Management LLC (“NACM”) and PEA Capital LLC (“PEA”) (the “Sub-Advisers”), to manage the Fund’s international equity portfolio and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all the Fund’s investment decisions in connection with their respective components of the Fund’s investments. For their services, pursuant to Sub-Advisory agreements, the Investment Manager and not the Fund pays the Sub-Advisers a monthly fee.

3. Investment in Securities
For the period April 29, 2005 (commencement of operations) through August 31, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $414,753,319 and $196,975,841 respectively.

(a) Transactions in options written for the period April 29, 2005 (commencement of operations) through August 31, 2005 were:

	Contracts	Premiums

Options outstanding, April 29, 2005	—	$—
Options written	1,586,381	5,975,226
Options terminated in closing purchase transactions	(917,421)	(3,420,738)
Options expired	(103,115)	(520,760)

Options outstanding, August 31, 2005	565,845	$2,033,728

4. Income Tax Information
The cost basis of portfolio securities for federal income tax purposes is $237,561,228. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $9,834,787; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,262,934; net unrealized appreciation for federal income tax purposes is $7,571,853.

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 15

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2005 (unaudited)	Statements

5. Legal Proceedings
On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘‘open-end funds’’) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘‘NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘‘shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

16 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2005 (unaudited)	Statements

5. Legal Proceedings (continued)

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘‘market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘‘revenue sharing’’ with brokers offering ‘‘shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Advisers to perform their duties under the investment management or portfolio management agreements, as the case may be. It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Advisers’ abilities to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

| 8.31.05 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 17

Nicholas-Applegate International & Premium Strategy Fund	Financial
Highlights

For a share of common stock outstanding for the period April 29, 2005* through August 31, 2005 (unaudited)

Net asset value, beginning of period	$23.88	**

Income from Investment Operations:
Net investment income	0.15

Net realized and unrealized gain on investments, options written
and foreign currency transactions	1.51

Total from investment operations	1.66

Dividends and Distributions to Shareholders from:
Net investment income	(0.15)

Net realized gains	(0.39)

Total dividends and distributions to shareholders	(0.54)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)

Net asset value, end of period	$24.95

Market price, end of period	$23.74

Total Investment Return (1)	(2.94)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, applicable end of period (000)	$239,582

Ratio of expenses to average net assets	1.21	%(2)

Ratio of net investment income to average net assets	1.83	%(2)

Portfolio turnover	86%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)
Total investment return is calculated assuming a purchase of a share at the current market price on the first day of the period and a sale of a share at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

18 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

[This page intentionally left blank.]

[This page intentionally left blank.]

Trustees and Principal Officers
Robert E. Connor	Greg Tournant
Trustee, Chairman of the Board of Trustees	Vice President
Paul Belica	Newton B. Schott, Jr.
Trustee	Vice President
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Hans W. Kertess	Thomas J. Fuccillo
Trustee	Secretary
Brian S. Shlissel	Youse Guia
President & Chief Executive Officer	Chief Compliance Officer
Stacey R. Nutt	Jennifer A. Patula
Vice President	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Nicholas Applegate Capital Management Company LLC
600 West Broadway
San Diego, CA 92101

PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate International & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission, (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s form N-Q is available on the SEC website www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during period April 29, 2005 (commencement of operations) through June 30, 2005 is available (i) without charge, upon request by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

          Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

          Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

          Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

          NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Global Investors website at www.allianzglobalinvestors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not yet held its first annual shareholders' meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(2)	Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2005